Term Loan - Maturities (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Future maturities:
2019		$ 387,000
2020	$ 1,528,000	73,000
Total	5,000,000	460,000
Less: current portion of term loan	(1,250,000)	(387,000)	$ (400,000)
Term loan, net of current portion	$ 3,750,000	$ 73,000	$ 460,000